Investments (Fixed Maturity and Equity Securities Available-For-Sale by Sector) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities [Abstract]
Amortized Cost	$ 43,477	$ 46,005
Cost or Amortized Cost	397	311
Gross Unrealized OTTI Loss	41	64	125
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $43,477 and $46,005, respectively)	45,252	50,968
Equity securities	418	317
Fixed maturity securities [Member]
Available-for-sale Securities [Abstract]
Amortized Cost	43,477	46,005
Available For Sale Securities Gross Unrealized Gain Accumulated Investments	2,486	5,238
Available For Sale Securities, Gross Unrealized Loss Accumulated Investments	670	211
Gross Unrealized OTTI Loss	41	64
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $43,477 and $46,005, respectively)	45,252	50,968
U.S. corporate securities [Member]
Available-for-sale Securities [Abstract]
Amortized Cost	15,779	16,914
Available For Sale Securities Gross Unrealized Gain Accumulated Investments	1,130	2,063
Available For Sale Securities, Gross Unrealized Loss Accumulated Investments	207	82
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $43,477 and $46,005, respectively)	16,702	18,895
U.S. Treasury and agency securities [Member]
Available-for-sale Securities [Abstract]
Amortized Cost	8,188	7,678
Available For Sale Securities Gross Unrealized Gain Accumulated Investments	334	1,186
Available For Sale Securities, Gross Unrealized Loss Accumulated Investments	228	0
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $43,477 and $46,005, respectively)	8,294	8,864
Foreign corporate securities [Member]
Available-for-sale Securities [Abstract]
Amortized Cost	8,111	8,618
Available For Sale Securities Gross Unrealized Gain Accumulated Investments	485	853
Available For Sale Securities, Gross Unrealized Loss Accumulated Investments	79	26
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $43,477 and $46,005, respectively)	8,517	9,445
RMBS [Member]
Available-for-sale Securities [Abstract]
Amortized Cost	4,587	5,492
Available For Sale Securities Gross Unrealized Gain Accumulated Investments	201	360
Available For Sale Securities, Gross Unrealized Loss Accumulated Investments	59	50
Gross Unrealized OTTI Loss	41	64
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $43,477 and $46,005, respectively)	4,688	5,738
ABS [Member]
Available-for-sale Securities [Abstract]
Amortized Cost	2,081	2,204
Available For Sale Securities Gross Unrealized Gain Accumulated Investments	32	67
Available For Sale Securities, Gross Unrealized Loss Accumulated Investments	12	18
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $43,477 and $46,005, respectively)	2,101	2,253
State and political subdivision securities [Member]
Available-for-sale Securities [Abstract]
Amortized Cost	2,147	2,002
Available For Sale Securities Gross Unrealized Gain Accumulated Investments	139	354
Available For Sale Securities, Gross Unrealized Loss Accumulated Investments	62	27
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $43,477 and $46,005, respectively)	2,224	2,329
CMBS [Member]
Available-for-sale Securities [Abstract]
Amortized Cost	1,546	2,221
Available For Sale Securities Gross Unrealized Gain Accumulated Investments	62	141
Available For Sale Securities, Gross Unrealized Loss Accumulated Investments	4	6
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $43,477 and $46,005, respectively)	1,604	2,356
Foreign government debt securities [Member]
Available-for-sale Securities [Abstract]
Amortized Cost	1,038	876
Available For Sale Securities Gross Unrealized Gain Accumulated Investments	103	214
Available For Sale Securities, Gross Unrealized Loss Accumulated Investments	19	2
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $43,477 and $46,005, respectively)	1,122	1,088
Equity Securities [Member]
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	397	311
Available For Sale Securities Gross Unrealized Gain Accumulated Investments	49	29
Available For Sale Securities, Gross Unrealized Loss Accumulated Investments	28	23
Gross Unrealized OTTI Loss	0	0
Equity securities	418	317
Non-redeemable preferred stock [Member]
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	236	151
Available For Sale Securities Gross Unrealized Gain Accumulated Investments	9	11
Available For Sale Securities, Gross Unrealized Loss Accumulated Investments	28	22
Gross Unrealized OTTI Loss	0	0
Equity securities	217	140
Common Stock
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	161	160
Available For Sale Securities Gross Unrealized Gain Accumulated Investments	40	18
Available For Sale Securities, Gross Unrealized Loss Accumulated Investments	0	1
Gross Unrealized OTTI Loss	0	0
Equity securities	$ 201	$ 177